STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2014	$ 9,400	$ 12,600	$ (11,520)	$ 10,480
Beginning Balance, Shares at Dec. 31, 2014	9,400,000
Net loss for the year ended			(73,287)	(73,287)
Ending Balance, Amount at Dec. 31, 2015	$ 10,360	26,340	(119,421)	(82,721)
Ending Balance, Shares at Dec. 31, 2015	10,360,000
Net loss for the year ended			(61,354)	(61,354)
Ending Balance, Amount at Dec. 31, 2016	$ 10,360	$ 26,340	$ (180,775)	(144,075)
Ending Balance, Shares at Dec. 31, 2016	10,360,000
Net loss for the year ended				(97,708)
Ending Balance, Amount at Sep. 30, 2017				$ (177,143)